15. INCOME TAXES	7 Months Ended	9 Months Ended
	Dec. 31, 2013	Sep. 30, 2014
Income Tax Disclosure [Abstract]
INCOME TAXES

The Company accounts for income taxes in accordance with FASB ASC 740 “Income Taxes”.  Deferred income taxes reflect the net effect of (a) temporary difference between carrying amounts of assets and liabilities for financial purposes and the amounts used for income tax reporting purposes, and (b) net operating loss carry-forwards. No net provision for refundable Federal income tax has been made in the accompanying statement of loss because no recoverable taxes were paid previously. Similarly, no deferred tax asset attributable to the net operating loss carry-forward has been recognized, as it is not deemed likely to be realized.

The cumulative tax effect at the expected rate of 34% of significant items comprising our net deferred tax amount is as follows:

Inception (June 5, 2013) to December 31, 2013
Deferred tax attributed:
Net operating loss carryover	$(241,727)
Less: change in valuation allowance	$(241,727)
Net deferred tax asset	$-

At December 31, 2013 the Company had an unused net operating loss carry-forward approximating ($710,962) that is available to offset future taxable income; the loss carry-forward will expire in 2033.

15.   INCOME TAXES

The Company accounts for income taxes in accordance with ASC Topic 740. Deferred income taxes reflect the net effect of (a) temporary difference between carrying amounts of assets and liabilities for financial purposes and the amounts used for income tax reporting purposes, and (b) net operating loss carry-forwards. No net provision for refundable federal income tax has been made in the accompanying statement of loss because no recoverable taxes were paid previously. If there were any unrecognized tax benefit, the Company would recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in operating expenses.

No provision was made for income taxes for the period September 30, 2014. The Company, from the date of Inception, has incurred net operating losses for tax purposes of approximately $3,886,000. The net operating loss carry-forward may be used to reduce taxable income through the year 2033.

There was no significant difference between reportable income tax and statutory income tax.  A 100% valuation allowance has been established against the deferred tax asset, as the utilization of the loss carry-forwards cannot be reasonably assured. A reconciliation between the income taxes computed in the United States is as follows:

September 30, 2014 (unaudited)
Deferred tax asset	$1,321,359
Valuation allowance	(1,321,359)
$-
US federal income tax rate	34.00%
Valuation allowance	(34.00)%
Provision for income tax	0.00%